Schedule IV - Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Life Insurance in Force
Direct amount	$ 74,650,477	$ 73,382,530	$ 71,453,196
Ceded to other Companies	10,021,852	10,129,336	10,860,008
Assumed from other Companies	1,010,223	954,647	981,157
Net amount	65,638,848	64,207,841	61,574,345
Percentage of amount assumed to net	1.50%	1.50%	1.60%
Premiums:
Direct amount	1,042,778	1,030,735	1,039,775
Ceded to other Companies	165,260	179,784	189,902
Assumed from other Companies	157,949	150,680	158,113
Net earned premiums	1,035,467	1,001,631	1,007,986
Percentage of amount assumed to net	15.30%	15.00%	15.70%
Benefits:
Direct policyholder benefits	1,204,257	917,800	879,038
Ceded to other Companies	625,675	334,594	304,980
Assumed from other companies	167,519	162,041	157,804
Net policyholder benefits	746,101	745,247	731,862
Percentage of amount assumed to net	22.50%	21.70%	21.60%
Life insurance
Premiums:
Direct amount	279,488	275,659	279,385
Ceded to other Companies	77,978	81,965	89,869
Assumed from other Companies	4,831	4,983	8,176
Net earned premiums	206,341	198,677	197,692
Percentage of amount assumed to net	2.30%	2.50%	4.10%
Benefits:
Direct policyholder benefits	374,582	380,798	392,126
Ceded to other Companies	229,548	237,530	253,829
Assumed from other companies	19,317	20,624	21,674
Net policyholder benefits	164,351	163,892	159,971
Percentage of amount assumed to net	11.80%	12.60%	13.50%
Accident and health insurance
Premiums:
Direct amount	763,290	755,076	760,390
Ceded to other Companies	87,282	97,819	100,033
Assumed from other Companies	153,118	145,697	149,937
Net earned premiums	829,126	802,954	810,294
Percentage of amount assumed to net	18.50%	18.10%	18.50%
Benefits:
Direct policyholder benefits	829,675	537,002	486,912
Ceded to other Companies	396,127	97,064	51,151
Assumed from other companies	148,202	141,417	136,130
Net policyholder benefits	$ 581,750	$ 581,355	$ 571,891
Percentage of amount assumed to net	25.50%	24.30%	23.80%